UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7561

Name of Fund:  Merrill Lynch Global Value Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Global Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments


Merrill Lynch Global Value Fund, Inc.


Schedule of Investments as of March 31, 2006                                                                    (in U.S. dollars)
                                                      Shares
                    Industry                            Held   Common Stocks                                            Value
Africa

South               Diversified Telecommunication    110,000   Telkom SA Ltd.                                     $     2,866,656
Africa - 1.2%       Services - 0.3%

                    Oil, Gas & Consumable            112,000   Sasol Ltd.                                               4,233,271
                    Fuels - 0.5%

                    Wireless Telecommunication       300,000   MTN Group Ltd.                                           2,992,943
                    Services - 0.4%

                                                               Total Common Stocks in Africa - 1.2%                    10,092,870



Europe


Belgium - 0.0%      Diversified Financial             13,000   Fortis                                                     463,780
                    Services - 0.0%

                                                               Total Common Stocks in Belgium                             463,780


Denmark - 0.3%      Commercial Banks - 0.1%           27,000   Danske Bank A/S                                          1,000,478

                    Pharmaceuticals - 0.2%            18,800   Novo-Nordisk A/S B                                       1,167,655

                                                               Total Common Stocks in Denmark                           2,168,133


France - 2.0%       Chemicals - 0.2%                   9,900   Air Liquide                                              2,058,257

                    Computers & Peripherals -        750,000   Gemplus International SA (a)                             2,314,423
                    0.3%

                    Energy Equipment &                21,000   Technip SA                                               1,419,331
                    Services - 0.2%

                    Machinery - 0.3%                   2,400   Vallourec                                                2,314,786

                    Media - 0.3%                      83,300   Vivendi SA                                               2,856,841

                    Personal Products - 0.2%          15,600   L'Oreal SA                                               1,372,462

                    Pharmaceuticals - 0.4%            34,100   Sanofi-Aventis                                           3,239,405

                    Textiles, Apparel &               13,400   LVMH Moet Hennessy Louis Vuitton SA                      1,311,881
                    Luxury Goods - 0.1%

                                                               Total Common Stocks in France                           16,887,386


Germany - 1.2%      Chemicals - 0.3%                  62,900   Bayer AG                                                 2,516,487

                    Construction &                    23,000   Bilfinger Berger AG                                      1,505,797
                    Engineering - 0.2%

                    Insurance - 0.1%                  36,800   Hannover Rueckversicherung AG
                                                               Registered Shares                                        1,363,177

                    Machinery - 0.2%                  21,000   MAN AG                                                   1,455,418

                    Multi-Utilities - 0.2%            17,000   RWE AG                                                   1,477,527

                    Pharmaceuticals - 0.2%            22,800   Altana AG                                                1,411,032

                                                               Total Common Stocks in Germany                           9,729,438


Ireland - 0.1%      Commercial Banks - 0.1%           23,000   Allied Irish Banks Plc                                     548,043

                                                               Total Common Stocks in Ireland                             548,043


Luxembourg - 0.3%   Wireless Telecommunication        50,000   Millicom International Cellular SA (a)                   2,354,500
                    Services - 0.3%

                                                               Total Common Stocks in Luxembourg                        2,354,500

Netherlands - 1.4%  Air Freight & Logistics -        170,300   TNT NV                                                   5,887,977
                    0.7%

                    Diversified Financial              5,200   ING Groep NV CVA                                           205,146
                    Services - 0.0%

                    Food Products - 0.4%              41,100   Unilever NV                                              2,849,953

                    Household Durables - 0.3%         78,300   Koninklijke Philips Electronics NV                       2,642,722

                                                               Total Common Stocks in the Netherlands                  11,585,798

Norway - 3.2%       Construction &                    75,000   Aker Kvaerner ASA                                        6,628,218
                    Engineering - 0.8%

                    Diversified Telecommunication    567,400   Telenor ASA                                              6,095,172
                    Services - 0.7%

                    Energy Equipment &               114,000   Fred. Olsen Energy ASA (a)                               4,646,609
                    Services - 0.6%

                    Oil, Gas & Consumable             23,000   Norsk Hydro ASA                                          3,182,154
                    Fuels - 1.1%                     200,000   Statoil ASA                                              5,759,693
                                                                                                                  ---------------
                                                                                                                        8,941,847

                                                               Total Common Stocks in Norway                           26,311,846


Russia - 0.3%       Wireless Telecommunication        60,000   AO VimpelCom (a)(b)                                      2,580,600
                    Services - 0.3%

                                                               Total Common Stocks in Russia                            2,580,600

Switzerland - 2.5%  Food Products - 0.7%              18,300   Nestle SA Registered Shares                              5,419,214

                    Machinery - 0.7%                  60,000   Schindler Holding AG                                     3,190,879
                                                       4,200   Sulzer AG                                                2,858,706
                                                                                                                  ---------------
                                                                                                                        6,049,585

                    Pharmaceuticals - 1.1%            90,100   Novartis AG Registered Shares                            4,998,470
                                                      26,400   Roche Holding AG                                         3,921,062
                                                                                                                  ---------------
                                                                                                                        8,919,532

                                                               Total Common Stocks in Switzerland                      20,388,331


Turkey - 0.6%       Commercial Banks - 0.1%           83,897   Akbank T.A.S.                                              704,599

                    Wireless Telecommunication       244,471   Turkcell Iletisim Hizmet AS (b)                          4,075,332
                    Services - 0.5%

                                                               Total Common Stocks in Turkey                            4,779,931


United              Beverages - 0.7%                 348,300   Diageo Plc                                               5,476,548
Kingdom - 5.7%
                    Capital Markets - 0.0%            19,700   ICAP Plc                                                   152,913

                    Commercial Banks - 0.2%          132,900   Lloyds TSB Group Plc                                     1,269,018
                                                      34,700   London Scottish Bank Plc                                    61,994
                                                                                                                  ---------------
                                                                                                                        1,331,012

                    Construction &                   600,000   Amec Plc                                                 4,194,130
                    Engineering - 0.5%

                    Consumer Finance - 0.2%          165,100   Provident Financial Plc                                  2,023,228

                    Food & Staples                   409,000   Tesco Plc                                                2,341,116
                    Retailing - 0.3%

                    Food Products - 0.3%             147,300   Cadbury Schweppes Plc                                    1,461,451
                                                     109,277   Unilever Plc                                             1,116,425
                                                                                                                  ---------------
                                                                                                                        2,577,876

                    Insurance - 0.0%                  31,500   Jardine Lloyd Thompson Group Plc                           197,790

                    Machinery - 0.3%               1,200,000   FKI Plc                                                  2,622,632

                    Media - 0.3%                     228,800   WPP Group Plc                                            2,740,346

                    Metals & Mining - 0.6%            38,100   Anglo American Plc                                       1,465,791
                                                     131,900   BHP Billiton Plc                                         2,405,690
                                                      30,800   Rio Tinto Plc Registered Shares                          1,561,049
                                                                                                                  ---------------
                                                                                                                        5,432,530

                    Multiline Retail - 0.2%          139,500   Marks & Spencer Group Plc                                1,346,558

                    Pharmaceuticals - 1.1%            53,400   AstraZeneca Plc                                          2,686,117
                                                     176,900   GlaxoSmithKline Plc                                      4,617,958
                                                     119,000   Shire Plc                                                1,823,640
                                                                                                                  ---------------
                                                                                                                        9,127,715

                    Thrifts & Mortgage               334,600   Kensington Group Plc                                     6,894,900
                    Finance - 1.0%                    56,700   Northern Rock Plc                                        1,164,449
                                                                                                                  ---------------
                                                                                                                        8,059,349

                                                               Total Common Stocks in the
                                                               United Kingdom                                          47,623,743

                                                               Total Common Stocks in Europe - 17.6%                  145,421,529



Latin America


Brazil - 1.9%       Diversified Telecommunication    130,137   Tele Norte Leste Participacoes SA                        2,874,213
                    Services - 0.3%

                    Metals & Mining - 0.4%            62,400   Companhia Vale do Rio Doce
                                                               (Common Shares) (b)                                      3,028,272

                    Oil, Gas & Consumable             90,000   Petroleo Brasileiro SA (b)                               7,186,500
                    Fuels - 0.9%

                    Paper & Forest                    27,000   Aracruz Celulose SA (b)                                  1,429,380
                    Products - 0.2%

                    Wireless Telecommunication       278,000   Vivo Participacoes SA (b)(e)                             1,189,840
                    Services - 0.1%

                                                               Total Common Stocks in Brazil                           15,708,205


Mexico - 0.2%       Construction Materials -          21,200   Cemex, SA de CV (b)                                      1,383,936
                    0.2%

                                                               Total Common Stocks in Mexico                            1,383,936

                                                               Total Common Stocks in Latin America - 2.1%             17,092,141



Middle East


Egypt - 0.0%        Commercial Banks - 0.0%           29,600   Commercial International Bank                              360,505

                                                               Total Common Stocks in Egypt                               360,505


Israel - 0.1%       Communications                    28,163   RADWARE Ltd. (a)                                           496,514
                    Equipment - 0.1%

                                                               Total Common Stocks in Israel                              496,514


                                                               Total Common Stocks in the Middle East - 0.1%              857,019



North America


Bermuda - 0.3%      IT Services - 0.3%                87,000   Accenture Ltd. Class A                                   2,616,090

                                                               Total Common Stocks in Bermuda                           2,616,090


Canada - 2.8%       Metals & Mining - 0.2%            13,700   IPSCO, Inc.                                              1,426,033

                    Oil, Gas & Consumable            100,000   Canadian Natural Resources Ltd.                          5,563,175
                    Fuels - 2.6%                      20,000   Canadian Oil Sands Trust                                 2,873,307
                                                     100,000   EnCana Corp.                                             4,671,696
                                                     176,600   Petro-Canada                                             8,383,429
                                                                                                                  ---------------
                                                                                                                       21,491,607

                                                               Total Common Stocks in Canada                           22,917,640


United              Aerospace & Defense - 0.4%        57,000   Armor Holdings, Inc. (a)                                 3,322,530
States - 45.3%

                    Air Freight &                     43,800   United Parcel Service, Inc. Class B                      3,476,844
                    Logistics - 0.4%

                    Auto Components - 0.6%            90,200   Autoliv, Inc.                                            5,103,516

                    Automobiles - 0.4%                67,700   Harley-Davidson, Inc.                                    3,512,276

                    Beverages - 0.6%                  61,800   The Coca-Cola Co.                                        2,587,566
                                                      43,200   PepsiCo, Inc.                                            2,496,528
                                                                                                                  ---------------
                                                                                                                        5,084,094

                    Biotechnology - 0.6%              40,200   Amgen, Inc. (a)                                          2,924,550
                                                      26,200   Genentech, Inc. (a)                                      2,214,162
                                                                                                                  ---------------
                                                                                                                        5,138,712

                    Capital Markets - 0.3%            21,900   Affiliated Managers Group (a)                            2,334,759

                    Chemicals - 0.0%                   2,823   Tronox, Inc. Class B (a)                                    47,962

                    Commercial Services &             62,500   ACCO Brands Corp.                                        1,387,500
                    Supplies - 0.7%                   58,000   Deluxe Corp.                                             1,517,860
                                                      48,900   Manpower, Inc.                                           2,796,102
                                                                                                                  ---------------
                                                                                                                        5,701,462

                    Communications                    51,600   Corning, Inc. (a)                                        1,388,556
                    Equipment - 1.8%                 568,000   Foundry Networks, Inc. (a)                              10,314,880
                                                     120,000   Motorola, Inc.                                           2,749,200
                                                                                                                  ---------------
                                                                                                                       14,452,636

                    Construction &                    16,000   Fluor Corp.                                              1,372,800
                    Engineering - 0.9%                62,000   McDermott International, Inc. (a)                        3,375,900
                                                      43,000   The Shaw Group, Inc. (a)                                 1,307,200
                                                      24,000   Washington Group International, Inc. (a)                 1,377,360
                                                                                                                  ---------------
                                                                                                                        7,433,260

                    Consumer Finance - 0.3%           26,300   Capital One Financial Corp.                              2,117,676

                    Distributors - 0.2%               56,000   Brightpoint, Inc. (a)                                    1,739,360

                    Electric Utilities - 0.0%         10,900   PPL Corp.                                                  320,460

                    Electrical Equipment - 0.4%       56,000   Hubbell, Inc. Class B (e)                                2,870,560

                    Electronic Equipment &            62,000   Benchmark Electronics, Inc. (a)                          2,377,700
                    Instruments - 0.8%                28,500   CDW Corp.                                                1,677,225
                                                      56,000   Jabil Circuit, Inc. (a)                                  2,400,160
                                                                                                                  ---------------
                                                                                                                        6,455,085

                    Energy Equipment &                92,200   BJ Services Co. (e)                                      3,190,120
                    Services - 3.1%                  190,800   Cooper Cameron Corp. (a)(e)                              8,410,464
                                                      50,000   Dresser-Rand Group, Inc. (a)                             1,242,500
                                                      40,000   Helix Energy Solutions Group, Inc. (a)                   1,516,000
                                                      48,000   Noble Corp. (e)                                          3,892,800
                                                      60,000   Universal Compression Holdings, Inc. (a)                 3,040,200
                                                     102,000   Weatherford International Ltd. (a)(e)                    4,666,500
                                                                                                                  ---------------
                                                                                                                       25,958,584

                    Food Products - 0.8%              37,800   Dean Foods Co. (a)                                       1,467,774
                                                      55,000   General Mills, Inc.                                      2,787,400
                                                      59,900   Kellogg Co.                                              2,637,996
                                                                                                                  ---------------
                                                                                                                        6,893,170

                    Health Care Equipment &          127,100   Baxter International, Inc.                               4,932,751
                    Supplies - 1.2%                   49,100   Medtronic, Inc.                                          2,491,825
                                                     113,700   PerkinElmer, Inc.                                        2,668,539
                                                                                                                  ---------------
                                                                                                                       10,093,115

                    Health Care Providers &           51,600   Aetna, Inc.                                              2,535,624
                    Services - 3.1%                   60,200   AmerisourceBergen Corp.                                  2,905,854
                                                      36,532   Cardinal Health, Inc.                                    2,722,365
                                                      41,100   Caremark Rx, Inc.                                        2,021,298
                                                      16,700   Cigna Corp.                                              2,181,354
                                                      90,100   Laboratory Corp. of America Holdings (a)(e)              5,269,048
                                                      47,500   Quest Diagnostics, Inc.                                  2,436,750
                                                      45,800   UnitedHealth Group, Inc.                                 2,558,388
                                                      38,300   WellPoint, Inc. (a)                                      2,965,569
                                                                                                                  ---------------
                                                                                                                       25,596,250

                    Hotels, Restaurants &             63,000   McDonald's Corp.                                         2,164,680
                    Leisure - 0.3%

                    Household Durables - 2.1%         20,100   Beazer Homes USA, Inc.                                   1,320,570
                                                      31,100   Black & Decker Corp.                                     2,702,279
                                                      20,800   Centex Corp.                                             1,289,392
                                                      23,300   KB HOME                                                  1,514,034
                                                      46,800   Lennar Corp. Class A                                     2,825,784
                                                      65,100   Pulte Homes, Inc.                                        2,501,142
                                                      19,400   Ryland Group, Inc.                                       1,346,360
                                                     115,000   Tempur-Pedic International, Inc. (a)(e)                  1,627,250
                                                      69,200   Toll Brothers, Inc. (a)                                  2,396,396
                                                                                                                  ---------------
                                                                                                                       17,523,207

                    Household Products - 1.3%         94,600   Colgate-Palmolive Co.                                    5,401,660
                                                      94,100   Procter & Gamble Co.                                     5,422,042
                                                                                                                  ---------------
                                                                                                                       10,823,702

                    IT Services - 0.5%               118,000   Convergys Corp. (a)                                      2,148,780
                                                     131,000   MPS Group, Inc. (a)                                      2,004,300
                                                                                                                  ---------------
                                                                                                                        4,153,080

                    Insurance - 1.2%                  19,000   Bristol West Holdings, Inc.                                365,750
                                                       7,100   Everest Re Group Ltd.                                      662,927
                                                       2,400   Hilb Rogal & Hobbs Co.                                      98,928
                                                      20,500   Montpelier Re Holdings Ltd. (e)                            334,150
                                                     199,100   RenaissanceRe Holdings Ltd. (e)                          8,684,742
                                                                                                                  ---------------
                                                                                                                       10,146,497

                    Internet Software &               65,000   Infospace, Inc. (a)                                      1,816,750
                    Services - 0.6%                  180,000   Interwoven, Inc. (a)                                     1,618,200
                                                     107,000   Vignette Corp. (a)                                       1,578,250
                                                                                                                  ---------------
                                                                                                                        5,013,200

                    Machinery - 0.8%                  25,000   Cummins, Inc. (e)                                        2,627,500
                                                      88,800   Dover Corp.                                              4,312,128
                                                                                                                  ---------------
                                                                                                                        6,939,628

                    Media - 1.7%                     161,100   CBS Corp. Class B                                        3,863,178
                                                      73,300   Live Nation (a)                                          1,454,272
                                                      52,400   The McGraw-Hill Cos., Inc.                               3,019,288
                                                     150,700   News Corp. Class B (e)                                   2,646,292
                                                     115,800   Tribune Co. (e)                                          3,176,394
                                                                                                                  ---------------
                                                                                                                       14,159,424

                    Metals & Mining - 2.1%            60,900   Freeport-McMoRan Copper & Gold, Inc.
                                                               Class B                                                  3,639,993
                                                      51,700   Nucor Corp.                                              5,417,643
                                                      36,900   Phelps Dodge Corp.                                       2,971,557
                                                      42,000   Quanex Corp.                                             2,798,460
                                                      33,500   Southern Copper Corp. (e)                                2,830,080
                                                                                                                  ---------------
                                                                                                                       17,657,733

                    Multiline Retail - 0.7%           47,300   JC Penney Co., Inc.                                      2,857,393
                                                      63,100   Nordstrom, Inc.                                          2,472,258
                                                                                                                  ---------------
                                                                                                                        5,329,651

                    Oil, Gas & Consumable             60,000   Alpha Natural Resources, Inc. (a)                        1,388,400
                    Fuels - 3.6%                      55,800   ConocoPhillips                                           3,523,770
                                                     200,000   El Paso Corp.                                            2,410,000
                                                      38,000   Foundation Coal Holdings, Inc.                           1,563,320
                                                     105,600   Frontier Oil Corp.                                       6,267,360
                                                      40,200   Holly Corp.                                              2,979,624
                                                      14,000   Kerr-McGee Corp.                                         1,336,720
                                                      71,300   Newfield Exploration Co. (a)                             2,987,470
                                                      45,000   Occidental Petroleum Corp.                               4,169,250
                                                      59,000   Peabody Energy Corp.                                     2,974,190
                                                                                                                  ---------------
                                                                                                                       29,600,104

                    Pharmaceuticals - 1.2%            26,400   Eli Lilly & Co.                                          1,459,920
                                                      54,300   Forest Laboratories, Inc. (a)                            2,423,409
                                                      50,200   Johnson & Johnson                                        2,972,844
                                                      97,700   King Pharmaceuticals, Inc. (a)                           1,685,325
                                                      33,000   Wyeth                                                    1,601,160
                                                                                                                  ---------------
                                                                                                                       10,142,658

                    Real Estate - 5.4%                 1,200   AMB Property Corp.                                          65,124
                                                     409,600   Aames Investment Corp.                                   2,326,528
                                                     547,300   American Home Mortgage Investment
                                                               Corp. (e)                                               17,081,233
                                                     447,700   Friedman Billings Ramsey Group, Inc.
                                                               Class A (e)                                              4,199,426
                                                     360,500   New Century Financial Corp. (e)                         16,590,210
                                                      14,500   Novastar Financial, Inc. (e)                               484,880
                                                     377,200   Saxon Capital Inc.                                       3,937,968
                                                                                                                  ---------------
                                                                                                                       44,685,369

                    Semiconductors & Semiconductor    89,000   Genesis Microchip, Inc. (a)                              1,516,560
                    Equipment - 0.4%                 165,000   Sigmatel, Inc. (a)                                       1,442,100
                                                                                                                  ---------------
                                                                                                                        2,958,660

                    Software - 0.2%                  110,000   JDA Software Group, Inc. (a)                             1,588,400

                    Specialty Retail - 1.0%           68,700   American Eagle Outfitters                                2,051,382
                                                      92,500   Home Depot, Inc.                                         3,912,750
                                                      93,400   Staples, Inc.                                            2,383,568
                                                                                                                  ---------------
                                                                                                                        8,347,700

                    Textiles, Apparel &               21,518   Carter's, Inc. (a)                                       1,452,250
                    Luxury Goods - 1.3%              118,700   K-Swiss, Inc. Class A                                    3,577,618
                                                      73,600   Liz Claiborne, Inc.                                      3,016,128
                                                      30,300   Nike, Inc. Class B                                       2,578,530
                                                                                                                  ---------------
                                                                                                                       10,624,526

                    Thrifts & Mortgage               376,200   Accredited Home Lenders Holding Co. (e)                 19,253,916
                    Finance - 3.3%                   387,100   Fremont General Corp.                                    8,345,876
                                                                                                                  ---------------
                                                                                                                       27,599,792

                    Tobacco - 0.8%                    33,300   Altria Group, Inc.                                       2,359,638
                                                     103,100   UST, Inc.                                                4,288,960
                                                                                                                  ---------------
                                                                                                                        6,648,598

                    Wireless Telecommunication        25,000   Orascom Telecom Holding SAE (b)                          1,365,000
                    Services - 0.2%

                                                               Total Common Stocks in the United States               375,123,920

                                                               Total Common Stocks in North America - 48.4%           400,657,650



Pacific Basin/Asia

China - 0.7%        Oil, Gas & Consumable             28,000   China Petroleum and Chemical Corp. (b)                   1,634,080
                    Fuels - 0.6%                   1,956,000   China Shenhua Energy Co. Ltd. Class H                    3,440,711
                                                                                                                  ---------------
                                                                                                                        5,074,791

                    Real Estate - 0.1%             1,768,500   Beijing Capital Land Ltd.                                  871,732

                                                               Total Common Stocks in China                             5,946,523


Hong Kong - 2.2%    Chemicals - 0.3%               8,346,200   Xinyi Glass Holding Co. Ltd.                             2,796,461

                    Computers & Peripherals -      2,000,000   TPV Technology Ltd.                                      2,203,651
                    0.3%

                    Real Estate - 0.8%             1,872,000   China Resources Land Ltd.                                1,399,202
                                                   1,394,600   Hopson Development Holdings Ltd.                         3,001,323
                                                   3,859,000   Shanghai Forte Land Co. Ltd.                             2,014,079
                                                                                                                  ---------------
                                                                                                                        6,414,604

                    Specialty Retail - 0.4%        7,097,100   Norstar Founders Group Ltd.                              3,383,992

                    Water Utilities - 0.2%         3,500,000   Guandong Investments, Ltd.                               1,567,363

                    Wireless Telecommunication       850,000   Hutchison Telecommunications International
                    Services - 0.2%                            Ltd. (a)                                                 1,451,381

                                                               Total Common Stocks in Hong Kong                        17,817,452


India - 0.8%        Chemicals - 0.2%                  90,000   Reliance Industries Ltd.                                 1,608,044

                    Oil, Gas & Consumable            120,000   Oil & Natural Gas Corp. Ltd.                             3,526,085
                    Fuels - 0.4%

                    Wireless Telecommunication       180,000   Reliance Communication Ventures Ltd. (a)                 1,247,661
                    Services - 0.2%

                                                               Total Common Stocks in India                             6,381,790


Indonesia - 0.4%    Commercial Banks - 0.1%          994,400   Bank Central Asia Tbk PT                                   456,875
                                                   1,249,800   Bank Mandiri Persero Tbk PT                                232,438
                                                                                                                  ---------------
                                                                                                                          689,313

                    Diversified                    2,200,000   Indosat Tbk PT                                           1,246,836
                    Telecommunication              2,000,000   Telekomunikasi Indonesia Tbk PT                          1,518,653
                    Services - 0.3%                                                                               ---------------
                                                                                                                        2,765,489

                                                               Total Common Stocks in Indonesia                         3,454,802


Japan - 6.3%        Building Products - 0.6%         150,000   Daikin Industries Ltd.                                   5,237,732

                    Capital Markets - 0.4%            69,000   Daiichi Commodities Co. Ltd.                               844,444
                                                     160,000   Daikoh Holdings, Inc.                                      710,569
                                                      19,000   Kyokuto Securities Co. Ltd.                                328,502
                                                      22,100   Nomura Holdings, Inc.                                      491,673
                                                      90,000   Takagi Securities Co. Ltd.                                 659,802
                                                      70,300   Toyo Securities Co., Ltd.                                  519,549
                                                                                                                  ---------------
                                                                                                                        3,554,539

                    Communications                   170,000   Kokusai Electric Co.                                     2,166,963
                    Equipment - 0.3%

                    Computers & Peripherals -        129,600   Mitsumi Electric Company, Ltd.                           1,690,435
                    0.2%

                    Construction &                   320,000   JGC Corp.                                                6,278,498
                    Engineering - 0.8%                38,000   Okumura Corp.                                              208,696
                                                                                                                  ---------------
                                                                                                                        6,487,194

                    Consumer Finance - 0.3%           11,600   Aeon Credit Service Co., Ltd.                              349,996
                                                       9,200   Aiful Corp.                                                607,407
                                                      19,900   Credit Saison Co., Ltd.                                  1,097,966
                                                                                                                  ---------------
                                                                                                                        2,055,369

                    Distributors - 0.0%               27,000   ACE Koeki Co. Ltd.                                         298,856

                    Electronic Equipment &            91,000   Yamatake Corp.                                           2,140,224
                    Instruments - 0.3%

                    Health Care Equipment &           67,900   Nihon Kohden Corp.                                       1,185,473
                    Supplies - 0.1%

                    Household Durables - 0.4%         52,800   Fuso Lexel, Inc.                                           536,100
                                                      66,000   The Japan General Estate Co. Ltd.                        1,359,268
                                                      61,000   Matsushita Electric Industrial Co., Ltd.                 1,351,937
                                                                                                                  ---------------
                                                                                                                        3,247,305

                    Household Products - 0.2%         51,000   Kao Corp.                                                1,339,944

                    IT Services - 0.2%                   950   NET One Systems Co., Ltd.                                1,948,470

                    Machinery - 0.6%                 340,000   Kubota Corp.                                             3,659,632
                                                     180,000   Tadano Ltd.                                              1,697,941
                                                                                                                  ---------------
                                                                                                                        5,357,573

                    Pharmaceuticals - 0.6%            33,300   Astellas Pharma, Inc.                                    1,261,556
                                                      30,300   Eisai Co., Ltd.                                          1,317,391
                                                      37,900   Takeda Pharmaceutical Co., Ltd.                          2,155,344
                                                                                                                  ---------------
                                                                                                                        4,734,291

                    Real Estate - 0.3%                 1,700   Dynacity Corp.                                             342,046
                                                         200   Sanyo Housing Nagoya Co. Ltd.                              320,366
                                                      16,400   Sumitomo Real Estate Sales                               1,049,411
                                                         200   Sunwood Corp.                                              496,652
                                                                                                                  ---------------
                                                                                                                        2,208,475

                    Trading Companies &              225,000   Mitsubishi Corp.                                         5,110,603
                    Distributors - 1.0%              220,000   Mitsui & Co., Ltd.                                       3,173,489
                                                                                                                  ---------------
                                                                                                                        8,284,092

                                                               Total Common Stocks in Japan                            51,936,935


Philippines - 0.3%  Diversified                       76,000   Philippine Long Distance Telephone                       2,859,656
                    Telecommunication
                    Services - 0.3%

                                                               Total Common Stocks in the Philippines                   2,859,656


Singapore - 1.2%    Diversified                    3,500,000   Singapore Telecommunications Ltd.                        5,710,225
                    Telecommunication
                    Services - 0.7%

                    Industrial Conglomerates -       540,000   Keppel Corp. Ltd.                                        4,605,259
                    0.5%
                                                               Total Common Stocks in Singapore                        10,315,484


South Korea -       Automobiles - 0.2%                22,000   Hyundai Motor Co.                                        1,849,843
12.0%
                    Chemicals - 0.3%                  24,000   Honam Petrochemical Corp.                                1,457,315
                                                      82,000   SODIFF Advanced Materials Co. Ltd.                       1,341,841
                                                                                                                  ---------------
                                                                                                                        2,799,156

                    Commercial Banks - 2.8%          413,700   Daegu Bank                                               7,727,736
                                                     107,962   Hana Financial Group, Inc.                               5,111,153
                                                     288,900   Industrial Bank of Korea                                 5,351,927
                                                     328,900   Pusan Bank                                               4,806,648
                                                                                                                  ---------------
                                                                                                                       22,997,464

                    Communications                    69,500   KH Vatec Co., Ltd.                                       1,877,605
                    Equipment - 0.2%

                    Construction &                    42,000   Doosan Heavy Industries and Construction
                    Engineering - 0.6%                         Co. Ltd.                                                 1,387,537
                                                      33,000   GS Engineering & Construction Corp.                      1,963,053
                                                      44,000   Samsung Engineering Co. Ltd.                             1,485,309
                                                                                                                  ---------------
                                                                                                                        4,835,899

                    Containers & Packaging -          23,000   TK Corp.                                                   204,755
                    0.0%

                    Electronic Equipment &            18,714   Ace Digitech Co. Ltd. (a)                                  204,156
                    Instruments - 3.2%                88,200   Core Logic, Inc.                                         3,072,681
                                                     185,000   Daeduck Electronics Co.                                  1,764,987
                                                   1,032,037   Fine DNC Co., Ltd. (a)(g)                                7,307,585
                                                     637,600   Interflex Co., Ltd. (a)(g)                               5,374,306
                                                      63,000   LG. Philips LCD Co., Ltd. (a)                            2,839,912
                                                     317,000   Power Logics Co., Ltd.                                   3,507,179
                                                      32,700   Samsung SDI Co., Ltd.                                    2,658,673
                                                                                                                  ---------------
                                                                                                                       26,729,479

                    Insurance - 2.7%                 306,400   Dongbu Insurance Co., Ltd.                               5,928,390
                                                     531,920   Korean Reinsurance Co.                                   5,775,489
                                                   2,204,000   Meritz Fire & Marine Insurance Co. Ltd.                 10,366,161
                                                                                                                  ---------------
                                                                                                                       22,070,040

                    Oil, Gas & Consumable             23,000   SK Corp.                                                 1,543,354
                    Fuels - 0.2%

                    Semiconductors & Semiconductor   356,300   Hynix Semiconductor, Inc. (a)                           10,597,509
                    Equipment - 1.8%                 140,963   Osung LST Co. Ltd.                                         490,357
                                                       5,600   Samsung Electronics Co., Ltd.                            3,630,937
                                                                                                                  ---------------
                                                                                                                       14,718,803

                                                               Total Common Stocks in South Korea                      99,626,398


Taiwan - 2.2%       Auto Components - 0.3%           628,100   Depo Auto Parts Ind Co. Ltd.                             2,419,193

                    Computers & Peripherals -      1,720,000   Mitac International Corp.                                2,204,721
                    0.3%

                    Diversified                    1,350,000   Chunghwa Telecom Co. Ltd.                                2,545,757
                    Telecommunication
                    Services - 0.3%

                    Electronic Equipment &           178,000   HON HAI Precision Industry                               1,102,422
                    Instruments - 0.1%

                    Leisure Equipment &            2,069,000   Giant Manufacturing Co., Ltd.                            3,786,855
                    Products - 0.4%

                    Machinery - 0.1%                 684,635   Ichia Technologies, Inc.                                   618,100

                    Marine - 0.1%                  1,542,000   Yang Ming Marine Transport                                 940,765

                    Semiconductors & Semiconductor   904,000   Chroma Ate, Inc.                                           899,710
                    Equipment - 0.4%               7,800,000   Winbond Electronics Corp. (a)                            2,268,811
                                                                                                                  ---------------
                                                                                                                        3,168,521

                    Specialty Retail - 0.2%        1,738,000   Feng TAY Enterprise Co. Ltd.                             1,836,858

                                                               Total Common Stocks in Taiwan                           18,623,192


Thailand - 0.4%     Diversified                    6,000,000   True Corp. PCL - Foreign (a)                             1,619,745
                    Telecommunication
                    Services - 0.2%

                    Oil, Gas & Consumable            800,000   Thai Oil PCL - Foreign                                   1,357,501
                    Fuels - 0.2%

                                                               Total Common Stocks in Thailand                          2,977,246

                                                               Total Common Stocks in the Pacific
                                                               Basin/Asia - 26.5%                                     219,939,478

                                                               Total Common Stocks
                                                               (Cost - $616,481,161) - 95.9%                          794,060,687


                                                  Beneficial
                                                    Interest   Short-Term Securities
                                               $   2,836,289   Merrill Lynch Liquidity Series, LLC
                                                               Cash Sweep Series I, 4.56% (c)(f)                        2,836,289
                                                  67,991,100   Merrill Lynch Liquidity Series, LLC
                                                               Money Market Series, 4.75% (c)(d)(f)                    67,991,100

                                                               Total Short-Term Securities
                                                               (Cost - $70,827,389) - 8.5%                             70,827,389


                                                   Number of
                                                   Contracts   Options Purchased
                    Call Options Purchased -             900   ACE Ltd., expiring January 2007 at USD 30                2,043,000
                    3.0%                                 600   ACE Ltd., expiring January 2007 at USD 40                  816,000
                                                          70   Accredited Home Lenders Holding Co.,
                                                               expiring January 2007 at USD 40                            102,900
                                                         714   Accredited Home Lenders Holding Co.,
                                                               expiring January 2008 at USD 35                          1,599,360
                                                         694   Accredited Home Lenders Holding Co.,
                                                               expiring January 2008 at USD 40                          1,304,720
                                                         280   Accredited Home Lenders Holding Co.,
                                                               expiring January 2008 at USD 50                            369,600
                                                         280   Accredited Home Lenders Holding Co.,
                                                               expiring January 2008 at USD 55                            305,200
                                                         207   The Bear Stearns Cos., Inc., expiring July 2006
                                                               at USD 95                                                  923,220
                                                         161   The Bear Stearns Cos., Inc., expiring January
                                                               2007 at USD 75                                           1,059,380
                                                         369   The Bear Stearns Cos., Inc., expiring January
                                                               2007 at USD 90                                           1,907,730
                                                         365   The Bear Stearns Cos., Inc., expiring January
                                                               2007 at USD 100                                          1,551,250
                                                         670   The Bear Stearns Cos., Inc., expiring January
                                                               2007 at USD 110                                          2,257,900
                                                         198   The Bear Stearns Cos., Inc., expiring January
                                                               2008 at USD 95                                           1,027,620
                                                         355   The Bear Stearns Cos., Inc., expiring January
                                                               2008 at USD 100                                          1,700,450
                                                         146   Goldman Sachs Group, Inc., expiring January
                                                               2007 at USD 115                                            675,980
                                                         282   Goldman Sachs Group, Inc., expiring January
                                                               2007 at USD 125                                          1,057,500
                                                       8,323   New Century Financial Corp., expiring May
                                                               2006 at USD 40                                           5,909,330
                                                         200   New Century Financial Corp., expiring January
                                                               2007 at USD 40                                             176,000
                                                         200   New Century Financial Corp., expiring January
                                                               2008 at USD 40                                             186,000

                                                               Total Options Purchased
                                                               (Premiums Paid - $17,449,142) - 3.0%                    24,973,140

                                                               Total Investments
                                                               (Cost - $704,757,692*) - 107.4%                        889,861,216
                                                               Liabilities in Excess of
                                                               Other Assets - (7.4%)                                 (61,416,965)
                                                                                                                  ---------------
                                                               Net Assets - 100.0%                                $   828,444,251
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments, including options, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $      715,645,486
                                                 ==================
    Gross unrealized appreciation                $      190,906,177
    Gross unrealized depreciation                      (16,690,447)
                                                 ------------------
    Net unrealized appreciation                  $      174,215,730
                                                 ==================


(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series I                      $  (8,649,697)       $   74,925
    Merrill Lynch Liquidity Series, LLC
    Money Market Series                      $  (2,392,850)       $   48,429


(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

(f) Variable rate security.

(g) Investments in companies whereby the Fund held 5% or more of the companies outstanding securities are considered to be an affiliate, for purposes of Section 2(a)(3) of the
    Investment Company Act of 1940, were as follows:

                        Net Share    Purchase     Sales     Realized   Dividend
    Affiliate            Activity      Cost        Cost   Gain (Loss)   Income

    Fine DNC Co., Ltd.  (307,738) $ 1,769,601  $ 4,324,805  $ 1,269,442    +
    Fine DNC Co., Ltd.
    (Rights)*           (402,056)      -            -            -         +
    Interflex Co., Ltd. (110,400)      -       $ 2,188,017  $ (910,597)    +

      * No longer an affiliate of the Fund.

      + Non-income producing security.


  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts as of March 31, 2006 were as follows:


    Foreign Currency              Settlement                Unrealized
    Purchased                        Date                  Depreciation

    JPY    66,091,949             April 2006              $     (2,756)
                                                          -------------
    Total Unrealized Depreciation on Forward
    Foreign Exchange Contracts - Net
    (USD Commitment - $563,249)                           $     (2,756)
                                                          =============


  o Currency Abbreviations:
    JPY   Japanese Yen
    USD   U.S. Dollar



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Value Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Value Fund, Inc.


Date:  May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Value Fund, Inc.


Date:  May 22, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Global Value Fund, Inc.


Date:  May 22, 2006